Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Oct. 30, 2015
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Oct. 30, 2015
Document Effective Date	Oct. 30, 2015
Prospectus Date	Aug. 28, 2015
AllianzGI International Managed Volatility Fund | R
Prospectus:
Trading Symbol	ANIRX
AllianzGI International Managed Volatility Fund | A
Prospectus:
Trading Symbol	PNIAX
AllianzGI International Managed Volatility Fund | C
Prospectus:
Trading Symbol	PNICX
AllianzGI International Managed Volatility Fund | D
Prospectus:
Trading Symbol	PNIDX
AllianzGI International Managed Volatility Fund | Institutional
Prospectus:
Trading Symbol	NAISX
AllianzGI International Managed Volatility Fund | P
Prospectus:
Trading Symbol	ANIPX
AllianzGI NFJ Small-Cap Value Fund | A
Prospectus:
Trading Symbol	PCVAX
AllianzGI NFJ Small-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PVADX
AllianzGI NFJ Small-Cap Value Fund | B
Prospectus:
Trading Symbol	PCVBX
AllianzGI NFJ Small-Cap Value Fund | C
Prospectus:
Trading Symbol	PCVCX
AllianzGI NFJ Small-Cap Value Fund | D
Prospectus:
Trading Symbol	PNVDX
AllianzGI NFJ Small-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PSVIX
AllianzGI NFJ Small-Cap Value Fund | R
Prospectus:
Trading Symbol	PNVRX
AllianzGI NFJ Small-Cap Value Fund | P
Prospectus:
Trading Symbol	ASVPX
AllianzGI NFJ Small-Cap Value Fund | R6
Prospectus:
Trading Symbol	ANFVX
AllianzGI NFJ International Value Fund | A
Prospectus:
Trading Symbol	AFJAX
AllianzGI NFJ International Value Fund | C
Prospectus:
Trading Symbol	AFJCX
AllianzGI NFJ International Value Fund | D
Prospectus:
Trading Symbol	AFJDX
AllianzGI NFJ International Value Fund | Institutional
Prospectus:
Trading Symbol	ANJIX
AllianzGI NFJ International Value Fund | P
Prospectus:
Trading Symbol	AFVPX
AllianzGI NFJ International Value Fund | Administrative
Prospectus:
Trading Symbol	AIVAX
AllianzGI NFJ International Value Fund | R
Prospectus:
Trading Symbol	ANJRX
AllianzGI NFJ International Value Fund | R6
Prospectus:
Trading Symbol	ANAVX
AllianzGI NFJ Mid-Cap Value Fund | A
Prospectus:
Trading Symbol	PQNAX
AllianzGI NFJ Mid-Cap Value Fund | Administrative
Prospectus:
Trading Symbol	PRAAX
AllianzGI NFJ Mid-Cap Value Fund | B
Prospectus:
Trading Symbol	PQNBX
AllianzGI NFJ Mid-Cap Value Fund | C
Prospectus:
Trading Symbol	PQNCX
AllianzGI NFJ Mid-Cap Value Fund | D
Prospectus:
Trading Symbol	PREDX
AllianzGI NFJ Mid-Cap Value Fund | Institutional
Prospectus:
Trading Symbol	PRNIX
AllianzGI NFJ Mid-Cap Value Fund | R
Prospectus:
Trading Symbol	PRNRX
AllianzGI NFJ Mid-Cap Value Fund | P
Prospectus:
Trading Symbol	ANRPX